Cira Centre 2929 Arch Street Philadelphia, PA 19104-2808 +1 215 994 4000 Main +1 215 994 2222 Fax www.dechert.com
JAMES A. LEBOVITZ james.lebovitz@dechert.com +1 215 994 2510 Direct +1 215 655 2510 Fax

July 18, 2011

James O’Connor, Esq.

Attorney/Advisor

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FS Investment Corporation II
Registration Statement on Form N-2 filed on July 18, 2011

Dear Mr. O’Connor:

On behalf of FS Investment Corporation II (the “Company”), we have submitted for filing with the Securities and Exchange Commission (the “Commission”) via the EDGAR system a new Registration Statement on Form N-2 (the “FSIC II Registration Statement”) to register $1,500,000,000 of common stock to be sold in a continuous public offering.

As we have discussed, it is intended that the business model and investment strategy of the Company will be substantially similar to those of FS Investment Corporation. Accordingly, the FSIC II Registration Statement is substantially similar to Amendment No. 3 to the Registration Statement of FS Energy and Power Fund, File. Nos. 333-169679 and 814-00841, declared effective by the Commission on May 12, 2011 and the related final prospectus filed pursuant to Rule 497 of the Securities Act of 1933, as amended (the “Securities Act”), on May 12, 2011, other than (i) the investment objectives and strategies are substantially similar to those of FS Investment Corporation included in Post-Effective Amendment No. 8 to the Registration Statement of FS Investment Corporation, File Nos. 333-149374 and 814-00757, declared effective by the Commission on May 10, 2011, and the related final prospectus filed pursuant to Rule 497 of the Securities Act on May 12, 2011, (ii) the Company is a Maryland corporation, unlike FS Energy & Power Fund, which is a Delaware statutory trust and (iii) certain disclosure has been updated to reflect recent comments from the Staff of the Commission on the Registration Statement of FS Investment Corporation, File Nos. 333-174784 and 814-00757, filed with the

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James O’Connor, Esq. July 18, 2011 Page 2

Commission on June 8, 2011 (the “New FSIC Registration Statement”). In addition, we would expect to conform the FSIC II Registration Statement to all applicable changes agreed upon with the Staff in connection with its review of the New FSIC Registration Statement, with a view to having the FSIC II Registration Statement declared effective as soon as practicable after the New FSIC Registration Statement is declared effective.

Enclosed for your convenience please find three copies of the FSIC II Registration Statement.

We look forward to discussing with you any questions or comments you may have regarding the FSIC II Registration Statement. If you have any questions, or if you require additional information, please do not hesitate to contact me at (215) 994-2510 or Thomas Friedmann at (202) 261-3313.

Sincerely,

/s/ James A. Lebovitz

James A. Lebovitz

Cc:	Gerald F. Stahlecker
FS Investment Corporation II
Thomas J. Friedmann, Esq.
Dechert LLP